Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Other payables
Schedule of other payables

	As at December 31
(in EUR 000)	2022	2021
Holiday pay accrual	612	493
Salary	2,186	889
Accrued expenses	2,228	1,485
Foreign currency option - current	10	654
Other	131	112
Total other payables	5,167	3,633

Schedule of hedging instruments

	As at December 31
(in EUR 000)	2022	2021	2020
call USD (in USD)	—	34,350	—
put USD (in USD)	—	(3,000)	—
call EUR (in EUR)	—	2,500	—
put EUR (in EUR)	—	(30,000)	—

Schedule of foreign currency swaps

	As at December 31
(in EUR 000)	2022	2021	2020
Foreign currency swaps EUR - NIS (in EUR)	542	—	—
Foreign currency swaps EUR - NIS (in NIS)	2,000	—	—
Foreign currency swaps EUR - AUD (in EUR)	379	—	—
Foreign currency swaps EUR - AUD (in NIS)	600	—	—

Schedule of fair value hierarchy hedging instruments

	As at December 31, 2022
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	1	—	1
Financial liabilities				—
Foreign currency swaps	—	10	—	10

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2022	2021
Opening value at January 1	—	—
New contracts	—	—
Fair value adjustments	1	—
Closing value at December 31	1	—

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2022	2021
Opening value at January 1	654	—
New contracts	—	338
Fair value adjustments	2,721	316
Exchange rate difference	30	—
Settlement foreign currency put and call contracts	(3,027)
Recognition premium income	(368)
Closing value at December 31	10	654